AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value

Common Stocks - 95.9%			Egyptian Financial Group-Hermes
Communication Services - 9.5%			Holding Co. (Egypt)	115,000	$137,251
HUYA, Inc., ADR (China)*,1	3,300	$78,012	Hellenic Exchanges - Athens Stock
			Exchange S. A. (Greece)	7,000	35,136
Innocean Worldwide, Inc. (South Korea)	1,300	72,382
			Inversiones La Construccion, S. A. (Chile)	2,900	44,744
Megacable Holdings SAB de CV (Mexico)	14,000	56,393
			MCB Bank, Ltd. (Pakistan)	82,000	88,867
Plan B Media PCL (Thailand)	29,900	8,413
			Regional SAB de CV (Mexico)	12,000	54,995
Plan B Media PCL, Class F (Thailand)	150,100	42,233
			Sampath Bank PLC (Sri Lanka)	50,000	41,815
PVR, Ltd. (India)	3,500	91,098
			Security Bank Corp. (Philippines)	20,000	76,042
T4F Entretenimento, S. A. (Brazil)	55,000	76,511
			Transaction Capital, Ltd. (South Africa)	26,000	38,026
TIME dotCom Bhd (Malaysia)	40,000	87,223	Total Financials		793,176
Total Communication Services		512,265
			Health Care - 2.1%
Consumer Discretionary - 22.4%
			i-SENS, Inc. (South Korea)	2,900	66,641
Fourlis Holdings, S. A. (Greece)	14,500	87,082
			Odontoprev, S.A. (Brazil)	12,000	46,903
Fu Shou Yuan International Group, Ltd. (China)	113,300	100,114	Total Health Care		113,544
Grupo SBF, S. A. (Brazil) *	22,000	120,353
			Industrials - 17.3%
Kroton Educacional, S.A. (Brazil)	40,000	107,920	AKR Corporindo Tbk PT (Indonesia)	344,000	92,052
Lemon Tree Hotels, Ltd. (India) *,2	150,000	120,947
			A-Living Services Co., Ltd., Class H (China)[2]	60,000	138,400
Lung Yen Life Service Corp. (Taiwan)	28,600	56,572	BEST, Inc., ADR (China) *	16,000	84,480
momo.com, Inc. (Taiwan)	10,000	84,278	China Conch Venture Holdings, Ltd. (China)	22,000	81,361
Mr Price Group, Ltd. (South Africa)	5,000	52,306	Container Corp. Of India Ltd. (India)	15,000	128,114
OPAP, S.A. (Greece)	10,000	102,870	DMCI Holdings, Inc. (Philippines)	460,000	73,753
Poya International Co., Ltd. (Taiwan)	6,300	89,386	King Slide Works Co., Ltd. (Taiwan)	5,000	56,894
Ramayana Lestari Sentosa Tbk PT (Indonesia)	830,000	70,446	Mytilineos, S. A. (Greece)	5,000	52,218
Saudi Co. For Hardware CJSC (Saudi Arabia)	3,050	51,630	Prosegur Cia de Seguridad, S.A. (Spain)	7,000	27,284
Varroc Engineering, Ltd. (India) [2]	16,000	102,106
			TCI Express, Ltd. (India)	14,000	142,838
Xinyi Glass Holdings, Ltd. (Hong Kong)	52,000	57,278	United International Transportation
Total Consumer Discretionary		1,203,288	Co. (Saudi Arabia)	5,800	54,498
Consumer Staples - 6.0%			Total Industrials		931,892
Alicorp SAA (Peru)	23,000	63,466	Information Technology - 10.9%
Dis-Chem Pharmacies, Ltd. (South Africa) [2]	75,000	111,423	Chroma ATE, Inc. (Taiwan)	16,300	77,292
Juhayna Food Industries (Egypt)	120,000	64,497	Douzone Bizon Co., Ltd. (South Korea)	1,800	98,333
Puregold Price Club, Inc. (Philippines)	110,000	82,856	Elite Material Co., Ltd. (Taiwan)	15,000	60,701
Total Consumer Staples		322,242	Ennoconn Corp. (Taiwan)	17,000	120,185
Energy - 1.9%			Kingsoft Corp., Ltd. (China) *	38,700	82,086
Aegis Logistics, Ltd. (India)	28,100	71,896	Koh Young Technology, Inc. (South Korea)	600	44,586
Gaztransport Et Technigaz, S. A. (France)	300	29,681	Sinbon Electronics Co., Ltd. (Taiwan)	10,000	38,813
Total Energy		101,577	WONIK IPS Co., Ltd. (South Korea)	2,600	62,853
Financials - 14.7%			Total Information Technology		584,849
Bank Tabungan Negara Persero			Materials - 7.5%
Tbk PT (Indonesia)	650,000	89,752	Dongsung Finetec Co., Ltd. (South Korea) *	10,000	88,556
BRAC Bank, Ltd. (Bangladesh)*	100,000	72,785
			Duratex, S. A. (Brazil)	19,000	58,075
City Union Bank, Ltd. (India)	26,000	80,217
			Egypt Kuwait Holding Co., S. A. E. (Egypt)	70,000	98,700
Edelweiss Financial Services, Ltd. (India)	25,000	33,546
			Hansol Chemical Co., Ltd. (South Korea)	1,600	106,443

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Materials - 7.5% (continued)			Short-Term Investments - 0.3%
PI Industries, Ltd. (India)	2,800	$51,641	Other Investment Companies - 0.3%
Total Materials		403,415	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[3]	4,940	$4,940
Real Estate - 3.6%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	60,000	92,065	Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
The Phoenix Mills, Ltd. (India)	6,000	59,099	1.90% [3]	4,940	4,939
Prologis Property Mexico S.A. de CV (Mexico)	20,000	41,755	JPMorgan U.S. Government Money Market Fund,
Total Real Estate		192,919	IM Shares, 1.87%[3]	5,089	5,089
Total Common Stocks			Total Other Investment Companies		14,968
(Cost $4,751,182)		5,159,167	Total Short-Term Investments
Preferred Stocks - 2.4%			(Cost $14,969)		14,968
Financials - 2.4%			Total Investments - 100.6%
Banco ABC Brasil, S. A. , Preference (Brazil)	18,000	77,719	(Cost $4,992,720)		5,412,184
Banco Davivienda, S. A. , Preference (Colombia)	4,300	51,897	Other Assets, less Liabilities - (0.6)%		(31,531)
Total Financials		129,616	Net Assets - 100.0%		$5,380,653
Total Preferred Stocks
(Cost $117,599)		129,616
Participation Notes - 2.0%
Consumer Staples - 2.0%
Masan Group Corp., 12/05/19 (JP Morgan)
(Vietnam)*	32,000	108,433
Total Participation Notes
(Cost $108,970)		108,433

* Non-income producing security.			[3] Yield shown represents the September 30, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $9,361 or 0.2% of net assets, were out on loan			to the sum of the previous seven days' dividends paid, expressed as an annual
to various borrowers and are collateralized by various U.S. Treasury Obligations. See			percentage.
below for more information.			ADR American Depositary Receipt
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2019, the value of these securities amounted to $472,876 or
8.8% of net assets.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$366,985	$836,303	—	$1,203,288
Industrials	185,517	746,375	—	931,892
Financials	428,018	365,158	—	793,176
Information Technology	—	584,849	—	584,849
Communication Services	370,521	141,744	—	512,265
Materials	208,416	194,999	—	403,415
Consumer Staples	239,386	82,856	—	322,242
Real Estate	133,820	59,099	—	192,919
Health Care	46,903	66,641	—	113,544
Energy	—	101,577	—	101,577
Preferred Stocks
Financials	129,616	—	—	129,616
Participation Notes
Consumer Staples	—	108,433	—	108,433
Short-Term Investments
Other Investment Companies	14,968	—	—	14,968
Total Investments in Securities	$2,124,150	$3,288,034	—	$5,412,184

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
Bangladesh			1.4
Brazil			9.0
Chile			0.8
China			10.5
Colombia			1.0
Egypt			5.6
France			0.6
Greece			5.1
Hong Kong			1.1
India			16.3
Indonesia			4.7
Malaysia			1.6
Mexico			4.5
Pakistan			1.6
Peru			1.2
Philippines			4.3
Saudi Arabia			2.0
South Africa			3.7
South Korea			10.0
Spain			0.5
Sri Lanka			0.8
Taiwan			10.8
Thailand			0.9
Vietnam			2.0
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$9,361	—	$9,663	$9,663

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-11/15/48

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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